UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Utilities and High Income Fund. The Fund had an August 31 fiscal year end.

Date of reporting period: November 30, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 66.12%

Energy : 7.41%

Oil, Gas & Consumable Fuels : 7.41%

Energen Corporation	13,200	$952,644
EQT Corporation	15,000	1,276,650
Kinder Morgan Incorporated	10,577	375,907
Spectra Energy Corporation	75,000	2,516,250
The Williams Companies Incorporated	100,000	3,522,000

		8,643,451

Industrials : 4.62%

Air Freight & Logistics : 4.55%
Deutsche Post AG	150,000	5,304,263

Construction & Engineering : 0.07%
Ameresco Incorporated Class A †	9,000	82,620

Telecommunication Services : 15.59%

Diversified Telecommunication Services : 8.16%

BCE Incorporated	16,000	707,040
CenturyLink Incorporated	100,000	3,070,000
Telefonica Brasil ADR	212,500	4,135,250
Windstream Holdings Incorporated	200,000	1,614,000

		9,526,290

Wireless Telecommunication Services : 7.43%

Shenandoah Telecommunications Company	40,000	999,200
Tele2 AB Class B	79,200	965,832
VimpelCom Limited ADR	100,000	1,228,000
Vodafone Group plc ADR	147,500	5,470,775

		8,663,807

Utilities : 38.50%

Electric Utilities : 26.67%

American Electric Power Company Incorporated	100,000	4,706,000
Chesapeake Utilities Corporation	200	11,636
Duke Energy Corporation	30,514	2,134,759
Edison International	75,000	3,465,750
Enel SpA	200,000	909,652
Entergy Corporation	1,000	61,890
Great Plains Energy Incorporated	175,000	4,154,500
IDACORP Incorporated	25,000	1,292,000
ITC Holdings Corporation	45,000	4,071,600
NextEra Energy Incorporated	50,000	4,229,500
Northeast Utilities	90,000	3,697,200
NV Energy Incorporated	75,000	1,773,750
Pepco Holdings Incorporated	100	1,908
The Southern Company	15,000	609,450

		31,119,595

Gas Utilities : 0.02%

New Jersey Resources Corporation	200	9,138
South Jersey Industries Incorporated	200	11,340

		20,478

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name			Shares	Value

Multi-Utilities : 10.00%

CenterPoint Energy Incorporated			50,000	$1,171,500
Dominion Resources Incorporated			300	19,473
MDU Resources Group Incorporated			500	14,835
Public Service Enterprise Group Incorporated			50,000	1,634,500
Sempra Energy			19,900	1,759,956
Suez Environnement Company SA			275,000	4,725,882
Veolia Environnement SA			137,000	2,218,485
Wisconsin Energy Corporation			3,000	125,310

				11,669,941

Water Utilities : 1.81%
American Water Works Company Incorporated			50,000	2,117,500

Total Common Stocks (Cost $59,610,423)				77,147,945

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 28.40%

Consumer Discretionary : 6.33%

Auto Components : 0.62%

Allison Transmission Incorporated 144A	7.13%	5-15-2019	$340,000	366,350
Cooper Tire & Rubber Company	7.63	3-15-2027	205,000	194,238
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	26,938
United Rentals North America Incorporated	5.75	7-15-2018	125,000	134,219

				721,745

Diversified Consumer Services : 0.60%

Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	10,000	11,550
Service Corporation International 144A	5.38	1-15-2022	10,000	10,100
Service Corporation International	6.75	4-1-2016	100,000	108,750
Service Corporation International	7.00	6-15-2017	25,000	28,063
Service Corporation International	7.50	4-1-2027	351,000	372,938
Service Corporation International	7.63	10-1-2018	25,000	28,813
Service Corporation International	8.00	11-15-2021	40,000	45,850
Sotheby’s 144A	5.25	10-1-2022	95,000	90,250

				696,314

Hotels, Restaurants & Leisure : 1.99%

Burger King Corporation	9.88	10-15-2018	75,000	83,531
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	488,250
DineEquity Incorporated	9.50	10-30-2018	350,000	388,500
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	580,000	595,950
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	150,000	154,125
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	15,000	15,300
Pinnacle Entertainment Incorporated	7.50	4-15-2021	260,000	282,100
Ruby Tuesday Incorporated	7.63	5-15-2020	135,000	126,900
Scientific Games Corporation	9.25	6-15-2019	60,000	64,650
Speedway Motorsports Incorporated	6.75	2-1-2019	120,000	127,500

				2,326,806

Household Durables : 0.04%

American Greetings Corporation	7.38	12-1-2021	25,000	25,125
Tempur Sealy International Incorporated	6.88	12-15-2020	25,000	27,000

				52,125

Media : 2.64%

Allbritton Communications Company	8.00	5-15-2018	150,000	160,125

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)

Cablevision Systems Corporation	8.63%	9-15-2017	$145,000	$167,838
Cinemark USA Incorporated	7.38	6-15-2021	75,000	81,938
CSC Holdings LLC	7.63	7-15-2018	45,000	51,863
CSC Holdings LLC	7.88	2-15-2018	75,000	86,438
CSC Holdings LLC	8.63	2-15-2019	125,000	147,500
DISH DBS Corporation	5.13	5-1-2020	25,000	25,188
DISH DBS Corporation	7.88	9-1-2019	115,000	133,113
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	115,000	122,188
EchoStar DBS Corporation	7.13	2-1-2016	50,000	55,250
Gray Television Incorporated	7.50	10-1-2020	305,000	321,013
Gray Television Incorporated 144A	7.50	10-1-2020	80,000	84,200
Lamar Media Corporation	5.88	2-1-2022	75,000	77,344
Lamar Media Corporation	7.88	4-15-2018	130,000	138,288
Lamar Media Corporation Series C	9.75	4-1-2014	25,000	25,758
LIN Television Corporation	6.38	1-15-2021	25,000	25,656
LIN Television Corporation	8.38	4-15-2018	150,000	159,750
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	15,000	16,200
Local TV Finance LLC 144A	9.25	6-15-2015	425,000	429,250
Lynx I Corporation 144A	5.38	4-15-2021	25,000	25,438
Lynx II Corporation 144A	6.38	4-15-2023	25,000	25,813
National CineMedia LLC	6.00	4-15-2022	170,000	175,950
National CineMedia LLC	7.88	7-15-2021	50,000	55,000
Nexstar Broadcasting Group	6.88	11-15-2020	145,000	153,338
Regal Cinemas Corporation	8.63	7-15-2019	285,000	306,375
Regal Entertainment Group	5.75	6-15-2023	30,000	29,513

				3,080,327

Specialty Retail : 0.44%

ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	40,500
Ahern Rentals Incorporated 144A	9.50	6-15-2018	85,000	91,375
L Brands Incorporated	6.63	4-1-2021	25,000	27,531
Neiman Marcus Group Limited 144A	8.00	10-15-2021	15,000	15,413
Penske Auto Group Incorporated	5.75	10-1-2022	80,000	80,800
Rent-A-Center Incorporated	6.63	11-15-2020	145,000	153,338
Toys “R” Us Property Company II LLC	8.50	12-1-2017	100,000	103,625

				512,582

Consumer Staples : 0.08%

Food Products : 0.08%
Hawk Acquisition Incorporated 144A	4.25	10-15-2020	100,000	96,250

Energy : 5.61%

Energy Equipment & Services : 1.54%

Cleaver Brooks Incorporated 144A	8.75	12-15-2019	25,000	27,313
Dresser-Rand Group Incorporated	6.50	5-1-2021	90,000	95,400
Era Group Incorporated	7.75	12-15-2022	185,000	189,625
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	15,000	15,638
Gulfmark Offshore Incorporated	6.38	3-15-2022	330,000	334,950
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	190,000	187,150
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	40,000	41,200
NGPL PipeCo LLC 144A	7.77	12-15-2037	350,000	306,250
Oil States International Incorporated	6.50	6-1-2019	164,000	174,455
PHI Incorporated	8.63	10-15-2018	380,000	408,500
Pride International Incorporated	8.50	6-15-2019	10,000	12,800

				1,793,281

Oil, Gas & Consumable Fuels : 4.07%

Crestwood Midstream Partners LP 144A	6.13	3-1-2022	25,000	25,563
CVR Refining LLC	6.50	11-1-2022	100,000	99,000

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Denbury Resources Incorporated	4.63%	7-15-2023	$25,000	$22,563
Denbury Resources Incorporated	6.38	8-15-2021	25,000	26,688
Denbury Resources Incorporated	8.25	2-15-2020	140,000	154,525
El Paso Corporation	6.50	9-15-2020	45,000	48,579
El Paso Corporation	7.00	6-15-2017	75,000	84,864
El Paso Corporation	7.25	6-1-2018	175,000	199,001
El Paso Corporation	7.42	2-15-2037	90,000	86,400
El Paso Corporation	7.80	8-1-2031	100,000	102,247
Energy Transfer Equity LP	7.50	10-15-2020	300,000	342,000
Exterran Partners LP 144A	6.00	4-1-2021	225,000	223,875
Inergy Midstream LP 144A	6.00	12-15-2020	76,000	77,805
Kinder Morgan Energy 144A	6.00	1-15-2018	25,000	27,483
Murphy Oil USA Incorporated 144A	6.00	8-15-2023	30,000	30,600
Northern Tier Energy LLC	7.13	11-15-2020	140,000	144,550
Petrohawk Energy Corporation	7.88	6-1-2015	95,000	97,375
Petrohawk Energy Corporation	10.50	8-1-2014	60,000	61,080
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	177,595
Plains Exploration & Production Company	8.63	10-15-2019	325,000	358,615
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	260,000	239,200
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	25,000	23,750
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	435,000	365,400
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	180,400
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	75,000	71,063
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	125,000	124,688
Sabine Pass LNG LP 144A	5.63	2-1-2021	75,000	74,063
Sabine Pass LNG LP	6.50	11-1-2020	390,000	403,650
Sabine Pass LNG LP	7.50	11-30-2016	370,000	418,100
Semgroup LP 144A	7.50	6-15-2021	210,000	220,500
Suburban Propane Partners LP	7.38	3-15-2020	60,000	64,350
Suburban Propane Partners LP	7.38	8-1-2021	26,000	28,113
Suburban Propane Partners LP	7.50	10-1-2018	42,000	45,098
Tesoro Corporation	9.75	6-1-2019	90,000	98,100

				4,746,883

Financials : 5.35%

Commercial Banks : 0.40%

CIT Group Incorporated	5.25	3-15-2018	25,000	26,938
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	107,750
CIT Group Incorporated 144A	6.63	4-1-2018	50,000	56,500
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	275,000	279,125

				470,313

Consumer Finance : 3.13%

Ally Financial Incorporated	5.50	2-15-2017	50,000	54,095
Ally Financial Incorporated	6.75	12-1-2014	36,000	37,845
Ally Financial Incorporated	7.50	9-15-2020	90,000	105,525
Ally Financial Incorporated	8.00	3-15-2020	65,000	78,000
Ally Financial Incorporated	8.30	2-12-2015	825,000	891,000
BMC Software Finance Incorporated	8.13	7-15-2021	45,000	47,700
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	130,000	133,900
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	29,717
General Motors Financial Company Incorporated	6.75	6-1-2018	120,000	135,900
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	149,149	153,251
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	40,469
International Lease Finance Corporation	8.63	9-15-2015	75,000	83,531
Nielsen Finance LLC	4.50	10-1-2020	15,000	14,588
Nielsen Finance LLC	7.75	10-15-2018	515,000	560,063
SLM Corporation	7.25	1-25-2022	70,000	74,200
SLM Corporation	8.00	3-25-2020	330,000	374,550
SLM Corporation	8.45	6-15-2018	125,000	145,625
Springleaf Finance Corporation 144A	6.00	6-1-2020	175,000	172,375

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)

Springleaf Finance Corporation	5.40%	12-1-2015	$140,000	$146,825
Springleaf Finance Corporation	5.75	9-15-2016	50,000	52,844
Springleaf Finance Corporation	6.50	9-15-2017	50,000	53,188
Springleaf Finance Corporation	6.90	12-15-2017	243,000	262,440
Springleaf Finance Corporation 144A	7.75	10-1-2021	7,000	7,438

				3,655,069

Diversified Financial Services : 0.58%

Denali Borrower/Finance Corporation 144A	5.63	10-15-2020	315,000	310,275
MPH Intermediate Holding Company (PIK at 9.13%) 144A¥	8.38	8-1-2018	25,000	25,875
Nuveen Investments Incorporated	5.50	9-15-2015	275,000	275,000
Nuveen Investments Incorporated 144A	9.13	10-15-2017	50,000	49,625
Sophia Holding Finance LP (PIK at 9.64%) 144A¥	9.63	12-1-2018	10,000	10,075

				670,850

Insurance : 0.04%
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	45,000	46,800

Real Estate Management & Development : 0.36%

Hockey Incorporated 144A	7.88	10-1-2021	230,000	237,763
Onex Corporation 144A	7.75	1-15-2021	175,000	178,938

				416,701

REITs : 0.84%

DuPont Fabros Technology Incorporated 144A	5.88	9-15-2021	340,000	350,200
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	135,938
Sabra Health Care Incorporated	5.38	6-1-2023	50,000	48,750
Sabra Health Care Incorporated	8.13	11-1-2018	98,000	106,085
The Geo Group Incorporated	5.13	4-1-2023	125,000	116,563
The Geo Group Incorporated 144A	5.88	1-15-2022	200,000	200,000
The Geo Group Incorporated	6.63	2-15-2021	20,000	21,200

				978,736

Health Care : 1.50%

Health Care Equipment & Supplies : 0.10%
Hologic Incorporated	6.25	8-1-2020	110,000	116,050

Health Care Providers & Services : 1.34%

Aviv Healthcare Properties LP 144A	6.00	10-15-2021	40,000	41,000
Aviv Healthcare Properties LP	7.75	2-15-2019	100,000	107,500
Capella Healthcare Incorporated	9.25	7-1-2017	65,000	69,713
Centene Corporation	5.75	6-1-2017	75,000	80,063
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	55,000	56,100
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	5,000	5,250
HCA Incorporated	5.88	3-15-2022	25,000	25,938
HCA Incorporated	6.50	2-15-2020	175,000	193,156
HCA Incorporated	7.50	11-15-2095	50,000	44,500
HCA Incorporated	8.50	4-15-2019	275,000	293,906
Health Management Associates Incorporated	6.13	4-15-2016	50,000	55,375
HealthSouth Corporation	5.75	11-1-2024	25,000	24,813
HealthSouth Corporation	7.25	10-1-2018	20,000	21,450
HealthSouth Corporation	8.13	2-15-2020	60,000	66,000
MPT Operating Partnership LP	6.38	2-15-2022	50,000	51,500
MPT Operating Partnership LP	6.88	5-1-2021	125,000	134,063
Multiplan Incorporated 144A	9.88	9-1-2018	165,000	182,325
Select Medical Corporation	6.38	6-1-2021	70,000	67,200
Tenet Healthcare Corporation 144A	6.00	10-1-2020	15,000	15,675

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)

Tenet Healthcare Corporation	8.13%	4-1-2022	$25,000	$27,125

				1,562,652

Health Care Technology : 0.03%
Healthcare Technology Intermediate Incorporated (PIK at 8.13%) 144A¥	7.38	9-1-2018	35,000	35,963

Pharmaceuticals : 0.03%
Pinnacle Incorporated 144A	9.50	10-1-2023	35,000	37,363

Industrials : 1.52%

Aerospace & Defense : 0.13%

TransDigm Group Incorporated	5.50	10-15-2020	70,000	69,125
TransDigm Group Incorporated	7.75	12-15-2018	75,000	80,625

				149,750

Air Freight & Logistics : 0.18%
Bristow Group Incorporated	6.25	10-15-2022	195,000	206,213

Airlines : 0.14%

Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	108,271
Aviation Capital Group Corporation 144A	7.13	10-15-2020	50,000	55,853

				164,124

Commercial Services & Supplies : 0.38%

ADT Corporation 144A	6.25	10-15-2021	45,000	46,969
Covanta Holding Corporation	6.38	10-1-2022	50,000	51,509
Covanta Holding Corporation	7.25	12-1-2020	10,000	10,921
Iron Mountain Incorporated	5.75	8-15-2024	25,000	23,375
Iron Mountain Incorporated	6.00	8-15-2023	205,000	209,100
Iron Mountain Incorporated	8.38	8-15-2021	99,000	106,920

				448,794

Machinery : 0.25%

Columbus McKinnon Corporation	7.88	2-1-2019	75,000	80,250
H&E Equipment Services Incorporated	7.00	9-1-2022	195,000	213,038

				293,288

Professional Services : 0.14%
Interactive Data Corporation	10.25	8-1-2018	150,000	164,625

Trading Companies & Distributors : 0.22%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	235,000	251,450

Transportation Infrastructure : 0.08%

Florida East Coast Railway Corporation	8.13	2-1-2017	65,000	68,006
Watco Companies LLC 144A	6.38	4-1-2023	30,000	29,925

				97,931

Information Technology : 1.97%

Communications Equipment : 0.18%

Avaya Incorporated	9.75	11-1-2015	50,000	50,000
CyrusOne LP	6.38	11-15-2022	25,000	25,625
Lucent Technologies Incorporated	6.45	3-15-2029	155,000	134,075

				209,700

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components : 0.64%

CDW Financial Corporation	12.54%	10-12-2017	$16,000	$16,760
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	734,700

				751,460

Internet Software & Services : 0.01%
Verisign Incorporated	4.63	5-1-2023	10,000	9,575

IT Services : 1.05%

Audatex North America Incorporated 144A	6.00	6-15-2021	125,000	130,625
Audatex North America Incorporated 144A	6.13	11-1-2023	30,000	30,975
Fidelity National Information Services Incorporated	7.88	7-15-2020	100,000	109,746
First Data Corporation 144A	7.38	6-15-2019	50,000	53,500
First Data Corporation	11.25	3-31-2016	168,000	170,310
First Data Corporation 144A	11.75	8-15-2021	155,000	160,813
SunGard Data Systems Incorporated	7.38	11-15-2018	515,000	545,256
SunGard Data Systems Incorporated	7.63	11-15-2020	25,000	27,188

				1,228,413

Software : 0.09%

Activision Blizzard Incorporated 144A	5.63	9-15-2021	45,000	46,744
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	10,475
Nuance Communications Incorporated 144A	5.38	8-15-2020	50,000	47,125

				104,344

Materials : 0.44%

Chemicals : 0.06%

Celanese US Holdings LLC	5.88	6-15-2021	20,000	21,350
Chemtura Corporation	5.75	7-15-2021	50,000	50,625

				71,975

Containers & Packaging : 0.23%

Crown Americas LLC	6.25	2-1-2021	20,000	21,600
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	15,000	16,500
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	46,000
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	69,600
Sealed Air Corporation 144A	6.88	7-15-2033	70,000	65,800
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	49,750

				269,250

Paper & Forest Products : 0.15%
Georgia-Pacific LLC	8.88	5-15-2031	125,000	174,646

Telecommunication Services : 3.96%

Diversified Telecommunication Services : 1.85%

Citizens Communications Company	7.88	1-15-2027	200,000	195,250
Frontier Communications Corporation	8.13	10-1-2018	60,000	69,300
GCI Incorporated	6.75	6-1-2021	170,000	163,200
GCI Incorporated	8.63	11-15-2019	368,000	391,000
Qwest Corporation	7.25	9-15-2025	125,000	133,293
Qwest Corporation	7.63	8-3-2021	20,000	21,200
Syniverse Holdings Incorporated	9.13	1-15-2019	365,000	398,763
TW Telecommunications Holdings Incorporated 144A	5.38	10-1-2022	40,000	39,850
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	445,000	443,331
Windstream Corporation	7.88	11-1-2017	265,000	304,088

				2,159,275

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services : 2.11%

Cricket Communications Incorporated	7.75%	10-15-2020	$180,000	$206,325
Crown Castle International Corporation	5.25	1-15-2023	75,000	74,063
Crown Castle International Corporation	7.13	11-1-2019	10,000	10,829
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	10,000	10,400
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	254,100
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	35,000	36,050
MetroPCS Wireless Incorporated	7.88	9-1-2018	130,000	140,075
SBA Telecommunications Corporation	5.63	10-1-2019	10,000	10,275
SBA Telecommunications Corporation	5.75	7-15-2020	100,000	104,250
SBA Telecommunications Corporation	8.25	8-15-2019	7,000	7,560
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,045,000
Sprint Capital Corporation	8.75	3-15-2032	220,000	236,500
Sprint Corporation 144A	7.25	9-15-2021	10,000	10,825
Sprint Corporation 144A	7.88	9-15-2023	10,000	10,950
Sprint Nextel Corporation 144A	9.00	11-15-2018	25,000	30,250
Sprint Nextel Corporation	11.50	11-15-2021	25,000	32,750
T-Mobile USA Incorporated	6.13	1-15-2022	5,000	5,094
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,650
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,063
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,600
T-Mobile USA Incorporated	6.63	4-28-2021	65,000	68,088
T-Mobile USA Incorporated	6.73	4-28-2022	95,000	99,038
T-Mobile USA Incorporated	6.84	4-28-2023	35,000	36,400

				2,455,135

Utilities : 1.64%

Electric Utilities : 0.90%

Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	25,000	25,625
IPALCO Enterprises Incorporated	5.00	5-1-2018	100,000	105,250
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	160,000	176,400
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	438,432	486,660
Otter Tail Corporation	9.00	12-15-2016	215,000	258,633

				1,052,568

Gas Utilities : 0.24%

AmeriGas Finance LLC	6.50	5-20-2021	5,000	5,300
AmeriGas Finance LLC	6.75	5-20-2020	175,000	190,750
AmeriGas Finance LLC	7.00	5-20-2022	75,000	81,188

				277,238

Independent Power Producers & Energy Traders : 0.50%

Calpine Corporation 144A	6.00	1-15-2022	35,000	35,963
NRG Energy Incorporated	8.50	6-15-2019	185,000	201,188
NSG Holdings LLC 144A	7.75	12-15-2025	245,000	260,925
Reliant Energy Incorporated	9.24	7-2-2017	67,388	69,410
Reliant Energy Incorporated	9.68	7-2-2026	10,000	10,300

				577,786

Total Corporate Bonds and Notes (Cost $31,536,892)				33,134,350

	Dividend yield		Shares

Preferred Stocks : 15.41%

Financials : 0.08%

Diversified Financial Services : 0.08%
GMAC Capital Trust I	8.13		3,457	92,786

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Dividend yield		Shares	Value

Telecommunication Services : 1.88%

Diversified Telecommunication Services : 1.88%
Qwest Corporation	7.00%		90,000	$2,196,000

Utilities : 13.45%

Electric Utilities : 9.77%

Duke Energy Corporation	5.13		130,000	2,752,100
Entergy Arkansas Incorporated	4.75		15,000	288,300
Entergy Louisiana LLC	4.70		45,483	865,996
Indianapolis Power & Light Company	5.65		20,000	2,004,376
Interstate Power & Light Company	5.10		50,000	1,070,000
SCE Trust I	5.63		23,000	482,310
Southern California Edison	6.50		34,908	3,453,710
Wisconsin Public Service	5.08		4,804	481,751

				11,398,543

Multi-Utilities : 3.68%

DTE Energy Company Series Q	5.25		100,000	2,005,900
Integrys Energy Group	6.00		95,000	2,284,750

				4,290,650

Total Preferred Stocks (Cost $19,698,099)				17,977,979

	Interest rate	Maturity date	Principal

Term Loans ±: 3.27%
Alliance Laundry Systems LLC	9.50	12-10-2019	$144,122	145,383
Applied Systems Incorporated	8.25	6-8-2017	20,000	20,125
Capital Automotive LP	4.00	4-10-2019	198,596	199,527
Capital Automotive LP	6.00	4-30-2020	110,000	113,300
CBAC Borrower LLC	8.25	7-2-2020	85,000	87,550
CCM Merger Incorporated	5.00	3-1-2017	158,118	158,711
Centaur LLC	8.75	2-20-2020	135,000	137,700
Dell International LLC	4.50	4-29-2020	690,000	682,790
Federal-Mogul Corporation	2.11	12-27-2014	65,520	64,668
Federal-Mogul Corporation	2.11	12-27-2015	36,218	35,747
Focus Brands Incorporated	10.25	8-21-2018	176,935	179,146
Four Seasons Holdings Incorporated	6.25	12-24-2020	25,000	25,594
Learfield Communications Incorporated	8.75	10-9-2021	10,000	10,200
Level 3 Financing Incorporated	4.00	1-15-2020	250,000	251,563
Philadelphia Energy Solutions LLC	6.25	4-4-2018	223,875	199,994
Spin Holdco Incorporated <	4.25	11-14-2019	120,000	120,076
Springleaf Finance Corporation	4.75	9-30-2019	35,000	35,350
Tallgrass Energy Partners LP	5.25	11-13-2018	103,074	103,117
Texas Competitive Electric Holdings LLC	3.73	10-10-2014	1,471,940	1,057,924
TWCC Holdings Corporation	7.00	6-26-2020	15,000	15,356
Vertafore Incorporated <	0.00	10-29-2017	35,000	35,554
W3 Company	9.25	9-13-2020	19,950	20,150
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	109,450	109,587

Total Term Loans (Cost $4,145,488)				3,809,112

		Expiration date	Shares

Warrants : 0.06%

Utilities : 0.06%

Electric Utilities : 0.00%
China Hydroelectric Company ADR†		1-25-2014	10,000	250

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name		Expiration date	Shares	Value

Gas Utilities : 0.06%
Kinder Morgan Incorporated†		5-25-2017	16,000	$70,400

Total Warrants (Cost $42,480)				70,650

	Interest rate	Maturity date	Principal

Yankee Corporate Bonds and Notes : 1.71%

Consumer Discretionary : 0.04%

Media : 0.04%

Videotron Limited	5.00%	7-15-2022	$35,000	34,300
Videotron Limited	9.13	4-15-2018	15,000	15,806

				50,106

Energy : 0.06%

Oil, Gas & Consumable Fuels : 0.06%
Griffin Coal Mining Company Limited (s)144A	9.50	12-1-2016	93,118	74,727

Financials : 0.13%

Consumer Finance : 0.10%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	110,000	116,875

Diversified Financial Services : 0.03%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	30,675

Health Care : 0.13%

Pharmaceuticals : 0.13%

Valeant Pharmaceuticals Company 144A%%	5.63	12-1-2021	5,000	5,025
VPII Escrow Corporation 144A	6.75	8-15-2018	50,000	55,063
VPII Escrow Corporation 144A	7.50	7-15-2021	85,000	93,500

				153,588

Information Technology : 0.31%

Computers & Peripherals : 0.31%

Seagate Technology HDD Holdings 144A	4.75	6-1-2023	150,000	142,500
Seagate Technology HDD Holdings	6.80	10-1-2016	50,000	56,438
Seagate Technology HDD Holdings	6.88	5-1-2020	80,000	87,000
Seagate Technology HDD Holdings	7.00	11-1-2021	65,000	71,988

				357,926

Materials : 0.23%

Metals & Mining : 0.16%

Novelis Incorporated	8.38	12-15-2017	100,000	106,750
Novelis Incorporated	8.75	12-15-2020	75,000	84,000

				190,750

Paper & Forest Products : 0.07%
Sappi Limited 144A	7.50	6-15-2032	100,000	78,000

Telecommunication Services : 0.81%

Diversified Telecommunication Services : 0.77%

Intelsat Bermuda Limited 144A	7.75	6-1-2021	95,000	99,513
Intelsat Bermuda Limited 144A	8.13	6-1-2023	40,000	42,200

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — November 30, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)

Intelsat Jackson Holdings SA 144A		5.50%	8-1-2023	$200,000	$191,500
Intelsat Jackson Holdings SA		7.25	4-1-2019	275,000	297,344
Intelsat Jackson Holdings SA		7.25	10-15-2020	150,000	163,875
Intelsat Jackson Holdings SA		7.50	4-1-2021	50,000	54,938
Intelsat Jackson Holdings SA		8.50	11-1-2019	40,000	43,850

					893,220

Wireless Telecommunication Services : 0.04%
Telesat Canada Incorporated 144A		6.00	5-15-2017	50,000	52,125

Total Yankee Corporate Bonds and Notes (Cost $1,921,994)					1,997,992

		Yield		Shares

Short-Term Investments : 3.37%

Investment Companies : 3.37%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.08		3,934,035	3,934,035

Total Short-Term Investments (Cost $3,934,035)					3,934,035

Total investments in securities (Cost $120,889,411)*	118.34%				138,072,063

Other assets and liabilities, net	(18.34)				(21,393,090)

Total net assets	100.00%				$116,678,973

(i)	Illiquid security
<	All or a portion of the position represents an unfunded term loan commitment.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
†	Non-income-earning security
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities and unfunded term loans.
*	Cost for federal income tax purposes is $121,601,425 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,313,374
Gross unrealized depreciation	(4,842,736)

Net unrealized appreciation	$16,470,638

Wells Fargo Advantage Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On November 30, 2013, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

1

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of November 30, 2013, the Fund had unfunded loan commitments of $75,553.

1. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$77,147,945	$0	$0	$77,147,945
Preferred stocks	12,038,142	5,939,837	0	17,977,979
Warrants	0	70,650	0	70,650
Corporate bonds and notes	0	33,134,350	0	33,134,350
Term loans	0	3,281,992	527,120	3,809,112
Yankee corporate bonds and notes	0	1,997,992	0	1,997,992
Short-term investments
Investment companies	3,934,035	0	0	3,934,035

	$93,120,122	$44,424,821	$527,120	$138,072,063

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended November 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 28, 2014

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: January 28, 2014